BLACKROCK FUNDS V

BlackRock Low Duration Bond Portfolio

BlackRock Core Bond Portfolio

(each, a “Fund” and collectively, the “Funds”)

Supplement dated October 27, 2022 (the “Supplement”) to each Fund’s

Summary Prospectuses and Prospectuses, each dated January 28, 2022, as supplemented to date

The following changes are made to each Fund’s Summary Prospectuses and Prospectuses, as applicable:

The section of the Summary Prospectuses entitled “Key Facts About BlackRock Low Duration Bond Portfolio — Portfolio Managers” and the section of the Prospectuses entitled “Fund Overview — Key Facts About BlackRock Low Duration Bond Portfolio — Portfolio Managers” are deleted in their entirety and replaced with the following:

Portfolio Managers

Name	Portfolio Manager of the Fund Since	Title
Bob Miller[1]	2020	Managing Director of BlackRock, Inc.
Akiva Dickstein	2020	Managing Director of BlackRock, Inc.
Scott MacLellan, CFA, CMT	2012*	Managing Director of BlackRock, Inc.
Adam Carlin	2022	Director of BlackRock, Inc.
Amanda Liu, CFA	2022	Director of BlackRock, Inc.
Sam Summers	2022	Director of BlackRock, Inc.

[1]	On or about March 31, 2023, Bob Miller will retire from BlackRock, Inc., and will no longer serve as a portfolio manager of the Fund.

*	Includes management of the Predecessor Fund.

The section of the Summary Prospectuses entitled “Key Facts About BlackRock Core Bond Portfolio — Portfolio Managers” and the section of the Prospectuses entitled “Fund Overview — Key Facts About BlackRock Core Bond Portfolio — Portfolio Managers” are deleted in their entirety and replaced with the following:

Portfolio Managers

Name	Portfolio Manager of the Fund Since	Title
Rick Rieder	2010*	Global Chief Investment Officer of Fixed Income, Co-head of BlackRock, Inc.’s Global Fixed Income platform, member of Global Operating Committee and Chairman of the BlackRock, Inc. firmwide Investment Council
Bob Miller[1]	2011*	Managing Director of BlackRock, Inc.
Akiva Dickstein	2016*	Managing Director of BlackRock, Inc.
David Rogal	2017*	Managing Director of BlackRock, Inc.
Chi Chen	2022	Director of BlackRock, Inc.

*	Includes management of the Predecessor Fund.

[1]	On or about March 31, 2023, Bob Miller will retire from BlackRock, Inc., and will no longer serve as a portfolio manager of the Fund.

The section of the Prospectuses for Investor A Shares, Investor C Shares, Institutional Shares, Class R Shares and Class K Shares entitled “Details About the Funds — How Each Fund Invests — Low Duration Fund — About the Portfolio Management of the Low Duration Fund” and the section of the Prospectus for Investor A1 Shares entitled “Details About the Fund — How the Fund Invests —About the Portfolio Management of the Fund” are deleted in their entirety and replaced with the following:

ABOUT THE PORTFOLIO MANAGEMENT OF THE LOW DURATION FUND
The Low Duration Fund is managed by a team of financial professionals. Bob Miller[1], Akiva Dickstein, Scott MacLellan, CFA, CMT, Adam Carlin, Amanda Liu, CFA, and Sam Summers are the portfolio managers and are jointly and primarily responsible for the day-to-day management of the Fund. Please see “Management of the Funds — Portfolio Manager Information” for additional information about the portfolio management team.

[1]	On or about March 31, 2023, Bob Miller will retire from BlackRock, Inc., and will no longer serve as a portfolio manager of the Low Duration Fund.

The section of the Prospectuses entitled “Details About the Funds — How Each Fund Invests — Core Bond Fund — About the Portfolio Management of the Core Bond Fund” is deleted in its entirety and replaced with the following:

ABOUT THE PORTFOLIO MANAGEMENT OF THE CORE BOND FUND
The Core Bond Fund is managed by a team of financial professionals. Rick Rieder, Bob Miller[1], Akiva Dickstein, David Rogal and Chi Chen are the portfolio managers and are jointly and primarily responsible for the day-to-day management of the Fund. Please see “Management of the Funds — Portfolio Manager Information” for additional information about the portfolio management team.

[1]	On or about March 31, 2023, Bob Miller will retire from BlackRock, Inc., and will no longer serve as a portfolio manager of the Core Bond Fund.

The section of the Prospectuses for Investor A Shares, Investor C Shares, Institutional Shares, Class R Shares and Class K Shares entitled “Management of the Funds — Portfolio Manager Information — Low Duration Fund” and the section of the Prospectus for Investor A1 Shares entitled “Management of the Fund — Portfolio Manager Information” are deleted in their entirety and replaced with the following:

Low Duration Fund

The Low Duration Fund is managed by a team of financial professionals. Bob Miller, Akiva Dickstein, Scott MacLellan, CFA, CMT, Adam Carlin, Amanda Liu, CFA, and Sam Summers are jointly and primarily responsible for the day-to-day management of the Fund.

Portfolio Manager	Primary Role	Since	Title and Recent Biography
Bob Miller[1]	Jointly and primarily responsible for the day-to-day management of the Fund’s portfolio, including setting the Fund’s overall investment strategy and overseeing the management of the Fund.	2020	Managing Director of BlackRock, Inc. since 2011; Co-Founder and Partner of Round Table Investment Management Company from 2007 to 2009; Managing Director of Bank of America from 1999 to 2007.
Akiva Dickstein	Jointly and primarily responsible for the day-to-day management of the Fund’s portfolio, including setting the Fund’s overall investment strategy and overseeing the management of the Fund.	2020	Managing Director of BlackRock, Inc. since 2009; Managing Director of Merrill Lynch from 2003 to 2009 and Head of the U.S. Rates & Structured Credit Research Group.
Scott MacLellan, CFA, CMT	Jointly and primarily responsible for the day-to-day management of the Fund’s portfolio, including setting the Fund’s overall investment strategy and overseeing the management of the Fund.	2012*	Managing Director of BlackRock, Inc. since 2022; Director of BlackRock, Inc. from 2010 to 2021; Vice President of BlackRock, Inc. from 2007 to 2009.
Adam Carlin	Jointly and primarily responsible for the day-to-day management of the Fund’s portfolio, including setting the Fund’s overall investment strategy and overseeing the management of the Fund.	2022	Director of BlackRock, Inc. since 2019; Vice President of BlackRock, Inc. from 2015 to 2018.
Amanda Liu, CFA	Jointly and primarily responsible for the day-to-day management of the Fund’s portfolio, including setting the Fund’s overall investment strategy and overseeing the management of the Fund.	2022	Director of BlackRock, Inc. since 2020; Vice President of BlackRock, Inc. from 2015 to 2019.
Sam Summers	Jointly and primarily responsible for the day-to-day management of the Fund’s portfolio, including setting the Fund’s overall investment strategy and overseeing the management of the Fund.	2022	Director of BlackRock, Inc. since 2022; Vice President of BlackRock, Inc. from 2018 to 2021.

[1]	On or about March 31, 2023, Bob Miller will retire from BlackRock, Inc., and will no longer serve as a portfolio manager of the Low Duration Fund.

*	Includes management of the Low Duration Predecessor Fund (as defined below).

The section of the Prospectuses entitled “Management of the Funds — Portfolio Manager Information — Core Bond Fund” is deleted in its entirety and replaced with the following:

Core Bond Fund

The Core Bond Fund is managed by a team of financial professionals. Rick Rieder, Bob Miller, Akiva Dickstein, David Rogal and Chi Chen are jointly and primarily responsible for the day-to-day management of the Fund.

Portfolio Manager	Primary Role	Since	Title and Recent Biography
Rick Rieder	Jointly and primarily responsible for the day-to-day management of the Fund’s portfolio, including setting the Fund’s overall investment strategy and overseeing the management of the Fund.	2010*	Global Chief Investment Officer of Fixed Income, Co-head of BlackRock, Inc.’s Global Fixed Income platform, member of Global Operating Committee and Chairman of the BlackRock, Inc. firmwide Investment Council; Managing Director of BlackRock, Inc. since 2009; President and Chief Executive Officer of R3 Capital Partners from 2008 to 2009; Managing Director of Lehman Brothers from 1994 to 2008.
Bob Miller[1]	Jointly and primarily responsible for the day-to-day management of the Fund’s portfolio, including setting the Fund’s overall investment strategy and overseeing the management of the Fund.	2011*	Managing Director of BlackRock, Inc. since 2011; Co-Founder and Partner of Round Table Investment Management Company from 2007 to 2009; Managing Director of Bank of America from 1999 to 2007.
Akiva Dickstein	Jointly and primarily responsible for the day-to-day management of the Fund’s portfolio, including setting the Fund’s overall investment strategy and overseeing the management of the Fund.	2016*	Managing Director of BlackRock, Inc. since 2009; Managing Director of Merrill Lynch from 2003 to 2009 and Head of the U.S. Rates & Structured Credit Research Group.
David Rogal	Jointly and primarily responsible for the day-to-day management of the Fund’s portfolio, including setting the Fund’s overall investment strategy and overseeing the management of the Fund.	2017*	Managing Director of BlackRock, Inc. since 2019; Director of BlackRock, Inc. from 2014 to 2018; Vice President of BlackRock, Inc. from 2011 to 2013.
Chi Chen	Jointly and primarily responsible for the day-to-day management of the Fund’s portfolio, including setting the Fund’s overall investment strategy and overseeing the management of the Fund.	2022	Director of BlackRock, Inc. since 2020; Vice President of BlackRock, Inc. from 2018 to 2019.

*	Includes management of the Core Bond Predecessor Fund (as defined below).

[1]	On or about March 31, 2023, Bob Miller will retire from BlackRock, Inc., and will no longer serve as a portfolio manager of the Core Bond Fund.

Shareholders should retain this Supplement for future reference.